UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2022

Date of Reporting Period

Explanatory Note:

This Form N-CSR/A amends Form N-CSR of the registrant for the annual reporting period ended October 31, 2022, originally filed with the Securities and Exchange Commission on January 6, 2023 (Accession No. 0001193125-23-003203). The purpose of the amendment is to correct the audit opinion date appearing on the Report of Independent Registered Public Accounting Firm on page 58 of Emerging Markets Local Income Portfolio’s annual report dated October 31, 2022, due to an inadvertent error in version control at the time of filing. Other than the aforementioned revision, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments

Foreign Corporate Bonds — 2.7%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.9%
Simpar Finance S.a.r.l., 10.75%, 2/12/28(1)	BRL	53,195	$ 8,354,153
			$ 8,354,153
Colombia — 0.3%
Patrimonio Autonomo Union del Sur, 6.66%, 2/28/41(2)	COP	18,185,000	$ 2,964,095
			$ 2,964,095
Mexico — 0.0%(3)
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	$ 488,910
			$ 488,910
Peru — 1.2%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$ 5,961,284
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	5,397,216
			$ 11,358,500
Uzbekistan — 0.3%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(1)	UZS	34,000,000	$ 3,049,577
			$ 3,049,577
Total Foreign Corporate Bonds (identified cost $25,394,686)			$ 26,215,235

Loan Participation Notes — 3.1%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 3.1%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(4)(5)	UZS	159,708,000	$ 14,300,922
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/26/23(1)(4)(5)	UZS	168,539,054	15,079,756
Total Loan Participation Notes (identified cost $32,881,388)			$ 29,380,678

Sovereign Government Bonds — 61.3%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.1%
Provincia de Cordoba, 6.875%, 12/10/25(1)	USD	1,106	$ 846,272
			$ 846,272
Armenia — 0.6%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	5,828	$ 5,728,085
			$ 5,728,085
Azerbaijan — 0.3%
Republic of Azerbaijan, 4.75%, 3/18/24(1)	USD	3,142	$ 3,080,178
			$ 3,080,178
Bahrain — 0.3%
CBB International Sukuk Programme Co. WLL, 6.25%, 11/14/24(1)	USD	2,624	$ 2,641,116
			$ 2,641,116
Bolivia — 0.3%
Bolivian Government International Bond, 5.95%, 8/22/23(1)	USD	2,762	$ 2,644,615
			$ 2,644,615
Bosnia and Herzegovina — 0.1%
Republic of Srpska:
1.50%, 6/30/23	BAM	32	$ 16,315
1.50%, 10/30/23	BAM	88	43,986
1.50%, 12/15/23	BAM	10	4,793
1.50%, 5/31/25	BAM	1,669	781,811
1.50%, 6/9/25	BAM	160	77,177
1.50%, 12/24/25	BAM	232	115,843
1.50%, 9/25/26	BAM	145	72,273
1.50%, 9/26/27	BAM	55	25,425
			$ 1,137,623
Brazil — 0.4%
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$ 4,114,701
			$ 4,114,701
China — 2.0%
China Government Bond:
2.68%, 5/21/30	CNY	40,600	$ 5,568,123

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
China Government Bond: (continued)
3.53%, 10/18/51	CNY	93,820	$ 13,847,468
			$ 19,415,591
Colombia — 2.5%
Republic of Colombia:
2.625%, 3/15/23	USD	3,500	$ 3,447,066
4.00%, 2/26/24	USD	3,429	3,289,748
Titulos De Tesoreria B:
5.75%, 11/3/27	COP	27,398,000	4,027,515
6.00%, 4/28/28	COP	18,865,200	2,744,340
7.00%, 3/26/31	COP	64,677,900	8,790,405
7.00%, 6/30/32	COP	5,447,000	712,701
10.00%, 7/24/24	COP	3,528,300	687,059
			$ 23,698,834
Costa Rica — 0.7%
Costa Rica Government Bond, 9.66%, 9/30/26(1)	CRC	4,136,100	$ 6,752,472
			$ 6,752,472
Czech Republic — 0.4%
Czech Republic Government Bond, 0.95%, 5/15/30(1)	CZK	140,000	$ 3,987,779
			$ 3,987,779
Dominican Republic — 5.1%
Dominican Republic:
8.00%, 1/15/27(1)	DOP	111,360	$ 1,746,879
8.00%, 2/12/27(1)	DOP	568,540	8,866,241
8.90%, 2/15/23(1)	DOP	145,250	2,675,276
12.00%, 8/8/25(2)	DOP	836,870	14,761,457
12.75%, 9/23/29(2)	DOP	587,800	11,092,860
13.00%, 6/10/34(1)	DOP	312,000	5,708,155
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	36,140	538,626
12.00%, 10/3/25(2)	DOP	221,270	3,895,602
			$ 49,285,096
Ecuador — 0.2%
Republic of Ecuador, 1.50% to 7/31/23, 7/31/40(1)(6)	USD	6,853	$ 2,288,275
			$ 2,288,275
El Salvador — 0.5%
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	4,660	$ 4,252,080
			$ 4,252,080
Security	Principal Amount (000's omitted)		Value
Honduras — 0.2%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	2,218	$ 2,218,000
			$ 2,218,000
Hungary — 0.7%
Hungary Government Bond, 3.25%, 10/22/31	HUF	4,850,000	$ 7,114,005
			$ 7,114,005
Indonesia — 6.1%
Indonesia Government Bond:
6.50%, 2/15/31	IDR	339,135,000	$ 20,334,619
7.50%, 5/15/38	IDR	267,486,000	17,042,961
7.50%, 4/15/40	IDR	45,427,000	2,872,553
8.25%, 5/15/36	IDR	242,576,000	16,197,032
8.375%, 4/15/39	IDR	22,764,000	1,544,770
9.50%, 5/15/41	IDR	5,702,000	427,465
			$ 58,419,400
Iraq — 0.2%
Republic of Iraq, 6.752%, 3/9/23(1)	USD	1,710	$ 1,687,582
			$ 1,687,582
Ivory Coast — 0.1%
Ivory Coast Government International Bond, 5.125%, 6/15/25(1)	EUR	721	$ 666,926
			$ 666,926
Jordan — 0.4%
Kingdom of Jordan, 4.95%, 7/7/25(1)	USD	4,503	$ 4,217,442
			$ 4,217,442
Macedonia — 0.6%
North Macedonia Government International Bond:
2.75%, 1/18/25(1)	EUR	913	$ 823,941
5.625%, 7/26/23(1)	EUR	5,192	5,122,434
			$ 5,946,375
Malaysia — 1.2%
Malaysia Government Bond:
3.828%, 7/5/34	MYR	28,100	$ 5,496,585
4.254%, 5/31/35	MYR	27,750	5,633,437
			$ 11,130,022

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Mexico — 3.2%
Mexican Bonos:
7.75%, 11/13/42	MXN	230,000	$ 9,371,617
8.50%, 5/31/29	MXN	39,000	1,844,030
8.50%, 11/18/38	MXN	410,469	18,271,349
10.00%, 11/20/36	MXN	22,074	1,120,646
			$ 30,607,642
Oman — 0.3%
Oman Government International Bond, 4.875%, 2/1/25(1)	USD	3,173	$ 3,091,454
			$ 3,091,454
Paraguay — 0.2%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	2,330	$ 2,326,528
			$ 2,326,528
Peru — 2.4%
Peru Government Bond:
5.94%, 2/12/29	PEN	4,380	$ 987,224
6.15%, 8/12/32	PEN	6,602	1,413,466
6.714%, 2/12/55	PEN	4,100	830,512
6.85%, 2/12/42	PEN	19,284	4,093,957
6.90%, 8/12/37	PEN	8,763	1,891,033
6.95%, 8/12/31	PEN	59,887	13,834,224
			$ 23,050,416
Romania — 3.2%
Romania Government International Bond:
2.75%, 2/26/26(1)	EUR	2,755	$ 2,487,020
3.624%, 5/26/30(1)	EUR	2,755	2,144,069
Romanian Government Bond:
3.25%, 6/24/26	RON	57,650	9,589,911
4.15%, 1/26/28	RON	48,045	7,722,013
4.85%, 4/22/26	RON	32,030	5,668,019
5.80%, 7/26/27	RON	16,020	2,824,513
			$ 30,435,545
Serbia — 3.9%
Serbia Treasury Bond:
4.50%, 1/11/26	RSD	1,114,580	$ 8,757,149
4.50%, 8/20/32	RSD	3,298,130	21,393,150
5.875%, 2/8/28	RSD	970,810	7,626,941
			$ 37,777,240
Security	Principal Amount (000's omitted)		Value
Seychelles — 0.1%
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	688	$ 674,683
			$ 674,683
South Africa — 12.4%
Republic of South Africa:
8.25%, 3/31/32	ZAR	147,394	$ 6,613,121
8.50%, 1/31/37	ZAR	369,200	15,504,566
8.75%, 1/31/44	ZAR	408,487	16,882,091
8.75%, 2/28/48	ZAR	231,000	9,504,090
9.00%, 1/31/40	ZAR	334,480	14,345,197
10.50%, 12/21/26	ZAR	980,230	56,004,172
			$118,853,237
Suriname — 0.5%
Republic of Suriname, 9.25%, 10/26/26(1)(7)	USD	5,529	$ 4,439,787
			$ 4,439,787
Thailand — 3.8%
Thailand Government Bond:
1.585%, 12/17/35	THB	528,144	$ 10,972,076
3.30%, 6/17/38	THB	594,751	14,658,518
3.40%, 6/17/36	THB	205,000	5,239,907
4.875%, 6/22/29	THB	183,489	5,363,958
			$ 36,234,459
Ukraine — 4.1%
Ukraine Government Bond:
9.79%, 5/26/27(4)	UAH	914,377	$ 8,188,451
9.99%, 5/22/24(4)	UAH	589,859	6,896,361
10.00%, 8/23/23(4)	UAH	38,483	402,061
10.95%, 11/1/23(4)	UAH	12,367	129,208
11.67%, 11/22/23(4)	UAH	118,929	1,242,542
12.52%, 5/13/26(4)	UAH	166,150	1,529,241
15.84%, 2/26/25(4)	UAH	1,853,842	20,751,963
15.97%, 4/19/23(4)	UAH	2,910	30,403
			$ 39,170,230
United Arab Emirates — 0.3%
Sharjah Sukuk Ltd., 3.764%, 9/17/24(1)	USD	2,747	$ 2,629,665
			$ 2,629,665
Uruguay — 1.8%
Uruguay Government Bond, 3.875%, 7/2/40(8)	UYU	678,613	$ 16,847,962

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Uruguay (continued)
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	38,225	$ 783,044
			$ 17,631,006
Uzbekistan — 0.5%
Republic of Uzbekistan:
4.75%, 2/20/24(1)	USD	3,100	$ 2,960,113
14.00%, 7/19/24(1)	UZS	5,000,000	437,758
14.50%, 11/25/23(1)	UZS	11,470,000	1,032,022
			$ 4,429,893
Vietnam — 0.3%
Vietnam Government International Bond, 4.80%, 11/19/24(1)	USD	3,124	$ 3,022,470
			$ 3,022,470
Zambia — 1.3%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	100,560	$ 4,136,824
11.00%, 12/27/26	ZMW	73,540	2,733,385
12.00%, 3/22/28	ZMW	31,390	1,070,406
12.00%, 5/31/28	ZMW	14,200	476,572
12.00%, 11/1/28	ZMW	21,800	712,711
12.00%, 2/21/29	ZMW	47,550	1,517,673
13.00%, 12/27/31	ZMW	57,140	1,731,079
14.00%, 12/5/31	ZMW	4,800	154,681
			$ 12,533,331
Total Sovereign Government Bonds (identified cost $838,113,831)			$588,180,055

Short-Term Investments — 16.1%
Affiliated Fund — 3.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.88%(9)	34,198,985	$ 34,198,985
Total Affiliated Fund (identified cost $34,198,985)		$ 34,198,985

Sovereign Government Securities — 8.6%
Security	Principal Amount (000's omitted)		Value
Israel — 4.8%
Bank of Israel Treasury Bill:
0.00%, 12/7/22	ILS	156,100	$ 44,114,689
0.00%, 1/4/23	ILS	5,359	1,510,546
			$ 45,625,235
Uganda — 1.9%
Uganda Treasury Bill:
0.00%, 3/30/23	UGX	22,640,400	$ 5,683,418
0.00%, 4/13/23	UGX	16,824,100	4,199,437
0.00%, 4/27/23	UGX	1,425,700	353,813
0.00%, 5/25/23	UGX	31,532,000	7,738,089
			$ 17,974,757
Ukraine — 0.3%
Ukraine Treasury Bill, 0.00%, 3/1/23(4)	UAH	122,375	$ 2,887,584
			$ 2,887,584
Uruguay — 1.6%
Uruguay Monetary Regulation Bill:
0.00%, 11/11/22	UYU	118,450	$ 2,905,215
0.00%, 11/16/22	UYU	31,006	759,278
0.00%, 11/23/22	UYU	236,075	5,768,358
0.00%, 1/11/23	UYU	262,600	6,316,621
			$ 15,749,472
Total Sovereign Government Securities (identified cost $85,759,735)			$ 82,237,048

U.S. Treasury Obligations — 3.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 11/8/22(10)	$15,950	$ 15,941,739
0.00%, 11/15/22(10)	21,700	21,674,726
Total U.S. Treasury Obligations (identified cost $37,617,744)		$ 37,616,465
Total Short-Term Investments (identified cost $157,576,464)		$154,052,498

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Value
Total Investments — 83.2% (identified cost $1,053,966,369)	$797,828,466
Other Assets, Less Liabilities — 16.8%	$160,902,065
Net Assets — 100.0%	$958,730,531
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2022, the aggregate value of these securities is $138,483,635 or 14.4% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $38,600,140 or 4.0% of the Portfolio's net assets.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(6)	Step coupon security. Interest rate represents the rate in effect at October 31, 2022.
(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2022.
(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	83,521,000	USD	15,230,497	11/3/22	$ 938,509
BRL	47,329,000	USD	8,678,806	11/3/22	483,715
BRL	53,195,000	USD	9,914,452	11/3/22	383,680
BRL	11,137,000	USD	2,038,325	11/3/22	117,710
BRL	7,610,000	USD	1,396,927	11/3/22	76,308
BRL	400,000	USD	75,357	11/3/22	2,079
BRL	100,000	USD	18,850	11/3/22	509
BRL	7,000,000	USD	1,363,332	11/3/22	(8,187)
BRL	34,074,000	USD	6,683,208	11/3/22	(86,750)
BRL	110,858,000	USD	21,562,251	11/3/22	(101,018)
USD	2,446,226	BRL	12,900,000	11/3/22	(51,112)
USD	3,405,405	BRL	17,900,000	11/3/22	(59,894)
USD	6,490,026	BRL	34,554,000	11/3/22	(199,356)
USD	9,950,193	BRL	52,850,452	11/3/22	(281,237)
USD	14,974,129	BRL	80,164,000	11/3/22	(544,988)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	9,700,390	BRL	53,195,000	11/3/22	$ (597,742)
USD	19,320,190	BRL	103,660,548	11/3/22	(747,673)
BRL	66,930,800	USD	12,406,080	11/4/22	548,024
BRL	10,328,827	USD	1,909,902	11/4/22	89,188
USD	14,857,621	BRL	77,259,627	11/4/22	(95,573)
USD	17,235,892	ZAR	296,164,336	11/18/22	1,132,749
USD	782,688	ZAR	13,448,922	11/18/22	51,439
BRL	103,660,548	USD	19,198,531	12/2/22	745,295
BRL	34,554,000	USD	6,449,168	12/2/22	198,867
BRL	77,259,627	USD	14,765,902	12/2/22	98,505
BRL	25,600,000	USD	4,848,898	12/2/22	76,427
BRL	25,600,000	USD	4,867,855	12/2/22	57,471
BRL	4,940,000	USD	937,234	12/2/22	13,200
BRL	30,106,000	USD	5,848,778	12/2/22	(56,518)
USD	9,852,021	BRL	53,195,000	12/2/22	(382,460)
CLP	7,662,300,480	USD	8,162,411	12/21/22	(107,615)
COP	267,305,447	USD	59,827	12/21/22	(6,162)
COP	669,840,234	USD	149,919	12/21/22	(15,443)
COP	17,745,107,000	USD	3,599,413	12/21/22	(36,912)
COP	155,687,623,689	USD	34,733,095	12/21/22	(3,477,302)
EUR	10,518,605	USD	10,584,023	12/21/22	(146,526)
EUR	232,869,495	USD	234,317,771	12/21/22	(3,243,905)
IDR	98,100,000,000	USD	6,250,000	12/21/22	18,033
IDR	85,900,000,000	USD	5,473,429	12/21/22	15,093
IDR	76,890,000,000	USD	4,899,100	12/21/22	13,734
IDR	74,380,000,000	USD	4,740,720	12/21/22	11,739
IDR	68,460,462,674	USD	4,363,744	12/21/22	10,491
IDR	46,458,231,000	USD	2,969,810	12/21/22	(1,393)
IDR	46,678,064,232	USD	3,118,280	12/21/22	(135,817)
IDR	102,741,465,413	USD	6,899,345	12/21/22	(334,750)
IDR	352,113,312,995	USD	23,519,378	12/21/22	(1,021,338)
KRW	440,000,000	USD	308,462	12/21/22	90
KRW	2,833,400,000	USD	2,035,503	12/21/22	(48,566)
KRW	4,601,400,000	USD	3,305,627	12/21/22	(78,870)
KRW	8,555,100,000	USD	6,146,040	12/21/22	(146,729)
KRW	8,897,400,000	USD	6,394,475	12/21/22	(155,124)
KRW	8,555,100,000	USD	6,161,978	12/21/22	(162,667)
PEN	7,203,306	USD	1,794,099	12/21/22	3,946
PEN	13,554,568	USD	3,457,445	12/21/22	(74,037)
PEN	63,737,218	USD	16,298,161	12/21/22	(388,468)
USD	10,203,828	COP	45,737,641,000	12/21/22	1,021,556
USD	5,125,511	COP	22,974,590,000	12/21/22	513,140
USD	4,274,784	COP	19,209,683,000	12/21/22	418,255
USD	2,458,543	COP	11,020,172,000	12/21/22	246,137

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,433,158	COP	10,933,638,859	12/21/22	$ 238,125
USD	2,147,278	COP	9,649,265,000	12/21/22	210,095
USD	1,222,206	COP	5,492,103,191	12/21/22	119,613
USD	1,029,980	COP	4,628,443,000	12/21/22	100,776
USD	586,253	COP	2,634,385,000	12/21/22	57,374
USD	2,296,964	COP	11,347,000,000	12/21/22	18,944
USD	2,286,937	COP	11,346,000,000	12/21/22	9,119
USD	2,284,995	COP	11,345,000,000	12/21/22	7,377
USD	1,920,346	COP	9,547,000,000	12/21/22	3,694
USD	47,728,127	EUR	47,433,128	12/21/22	660,750
USD	35,576,732	EUR	35,356,839	12/21/22	492,526
USD	15,093,289	EUR	15,000,000	12/21/22	208,952
USD	8,282,029	EUR	8,230,839	12/21/22	114,657
USD	6,659,334	EUR	6,618,174	12/21/22	92,192
USD	5,538,197	EUR	5,503,967	12/21/22	76,671
USD	5,185,654	EUR	5,153,602	12/21/22	71,790
USD	1,155,484	EUR	1,148,342	12/21/22	15,997
USD	707,750	EUR	703,376	12/21/22	9,798
USD	396,156	EUR	398,508	12/21/22	721
USD	16,406,328	IDR	245,622,414,013	12/21/22	712,451
USD	3,687,617	IDR	55,128,400,000	12/21/22	165,226
USD	3,402,804	IDR	50,944,061,062	12/21/22	147,768
USD	2,730,746	IDR	40,692,600,000	12/21/22	130,720
USD	1,167,254	IDR	17,394,000,000	12/21/22	55,876
USD	89,144	IDR	1,334,599,288	12/21/22	3,871
USD	57,714	IDR	859,900,000	12/21/22	2,771
USD	55,727	IDR	830,000,000	12/21/22	2,695
USD	56,057	IDR	839,900,000	12/21/22	2,392
USD	14,683	IDR	218,800,000	12/21/22	703
USD	14,447,030	PEN	56,498,002	12/21/22	344,347
USD	6,306,008	PEN	24,778,196	12/21/22	121,027
USD	5,738,661	PEN	22,534,000	12/21/22	113,862
USD	3,359,198	PEN	13,440,151	12/21/22	4,350
USD	28,538	PEN	114,417	12/21/22	(22)
USD	3,326,274	PEN	13,350,000	12/21/22	(6,071)
BRL	113,618,000	USD	20,780,499	1/4/23	926,279
BRL	72,310,542	USD	13,235,447	1/4/23	579,519
IDR	50,196,000,000	USD	3,291,239	1/11/23	(87,743)
IDR	53,482,000,000	USD	3,504,718	1/11/23	(91,511)
IDR	60,168,000,000	USD	3,946,996	1/11/23	(107,089)
BRL	80,164,000	USD	14,691,200	2/2/23	529,912
BRL	52,850,452	USD	9,761,271	2/2/23	273,690
USD	5,258,970	IDR	80,173,000,000	7/11/23	190,068
USD	3,018,893	IDR	46,020,000,000	7/11/23	109,299

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,471,594	IDR	37,653,000,000	7/11/23	$ 91,000
					$ 1,216,318
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	253,765,227	USD	525,938	Citibank, N.A.	11/1/22	$ 17,282	$ —
KZT	253,765,226	USD	525,938	Citibank, N.A.	11/1/22	17,282	—
KZT	54,546,232	USD	113,049	Citibank, N.A.	11/1/22	3,715	—
KZT	54,546,232	USD	113,049	Citibank, N.A.	11/1/22	3,715	—
USD	116,495	KZT	54,546,231	Citibank, N.A.	11/1/22	—	(269)
USD	116,495	KZT	54,546,231	Citibank, N.A.	11/1/22	—	(269)
USD	541,967	KZT	253,765,226	Citibank, N.A.	11/1/22	—	(1,253)
USD	541,967	KZT	253,765,227	Citibank, N.A.	11/1/22	—	(1,253)
USD	621,851	ZMW	10,695,839	Citibank, N.A.	11/1/22	—	(39,572)
USD	12,586,414	EUR	12,500,000	Citibank, N.A.	11/4/22	231,607	—
USD	3,476,909	EUR	3,500,000	Standard Chartered Bank	11/4/22	17,563	—
USD	283,190	EUR	287,296	UBS AG	11/4/22	—	(768)
KZT	593,832,875	USD	1,221,250	JPMorgan Chase Bank, N.A.	11/7/22	47,662	—
KZT	591,389,138	USD	1,225,677	JPMorgan Chase Bank, N.A.	11/7/22	38,013	—
USD	456,988	ZMW	8,385,735	Standard Chartered Bank	11/16/22	—	(60,002)
TRY	105,000,000	USD	5,527,770	Standard Chartered Bank	11/17/22	53,945	—
USD	12,843,753	CNH	88,000,000	Standard Chartered Bank	11/17/22	838,527	—
USD	9,194,420	CNH	62,000,000	Standard Chartered Bank	11/17/22	736,193	—
USD	9,795,756	CNH	67,040,000	Standard Chartered Bank	11/17/22	649,957	—
USD	2,045,986	CNH	15,000,000	UBS AG	11/17/22	—	(359)
EUR	3,117,028	USD	3,065,257	UBS AG	11/18/22	18,605	—
KZT	384,173,671	USD	779,257	Citibank, N.A.	11/18/22	38,439	—
KZT	383,939,893	USD	779,257	Citibank, N.A.	11/18/22	37,941	—
KZT	383,784,042	USD	779,257	Citibank, N.A.	11/18/22	37,610	—
KZT	383,589,228	USD	779,257	Citibank, N.A.	11/18/22	37,195	—
USD	1,595,026	EUR	1,558,514	Standard Chartered Bank	11/18/22	53,095	—
USD	1,581,885	EUR	1,558,514	Standard Chartered Bank	11/18/22	39,954	—
EUR	1,243,906	USD	1,224,078	Citibank, N.A.	11/22/22	6,945	—
KZT	306,373,977	USD	621,953	Citibank, N.A.	11/22/22	29,223	—
KZT	306,000,805	USD	621,953	Citibank, N.A.	11/22/22	28,430	—
USD	1,257,177	EUR	1,243,906	UBS AG	11/22/22	26,154	—
EUR	519,197	USD	511,094	UBS AG	11/25/22	2,836	—
KZT	251,291,340	USD	519,197	JPMorgan Chase Bank, N.A.	11/25/22	14,336	—
USD	521,427	EUR	519,197	Standard Chartered Bank	11/25/22	7,497	—
EUR	3,109,764	USD	3,061,744	Citibank, N.A.	11/28/22	17,139	—
KZT	1,530,781,465	USD	3,109,764	Citibank, N.A.	11/28/22	136,881	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	610,446,727	USD	1,243,906	Citibank, N.A.	11/28/22	$ 50,795	$ —
KZT	609,202,822	USD	1,243,906	Citibank, N.A.	11/28/22	48,157	—
USD	3,131,215	EUR	3,109,764	UBS AG	11/28/22	52,333	—
KZT	405,452,305	USD	832,979	JPMorgan Chase Bank, N.A.	12/2/22	25,730	—
KZT	90,806,655	USD	186,557	JPMorgan Chase Bank, N.A.	12/2/22	5,763	—
KZT	1,331,886,823	USD	2,726,483	JPMorgan Chase Bank, N.A.	12/6/22	89,846	—
KZT	486,656,961	USD	1,000,837	JPMorgan Chase Bank, N.A.	12/6/22	28,219	—
KZT	765,741,473	USD	1,565,133	Citibank, N.A.	12/7/22	53,416	—
USD	45,998,350	ILS	156,100,000	Citibank, N.A.	12/8/22	1,722,374	—
SGD	7,960,000	USD	5,528,876	Goldman Sachs International	12/12/22	95,538	—
SGD	5,840,000	USD	4,054,443	Goldman Sachs International	12/12/22	72,011	—
SGD	18,317,600	USD	12,915,089	Goldman Sachs International	12/12/22	27,846	—
SGD	10,520,000	USD	7,409,703	Standard Chartered Bank	12/12/22	23,568	—
SGD	9,280,000	USD	6,537,122	Standard Chartered Bank	12/12/22	19,984	—
SGD	12,600,000	USD	8,971,004	Standard Chartered Bank	12/12/22	—	(68,038)
SGD	14,491,800	USD	10,321,317	Standard Chartered Bank	12/12/22	—	(81,633)
SGD	18,300,000	USD	12,894,171	UBS AG	12/12/22	36,329	—
SGD	15,900,000	USD	11,203,945	UBS AG	12/12/22	30,751	—
USD	1,334,105	SGD	1,900,000	JPMorgan Chase Bank, N.A.	12/12/22	—	(8,406)
USD	1,875,306	SGD	2,675,300	Standard Chartered Bank	12/12/22	—	(15,020)
KZT	597,803,980	USD	1,221,878	JPMorgan Chase Bank, N.A.	12/13/22	38,700	—
KZT	596,887,571	USD	1,221,878	JPMorgan Chase Bank, N.A.	12/13/22	36,767	—
USD	761,647	ZMW	13,892,445	ICBC Standard Bank plc	12/13/22	—	(89,489)
ZMW	22,954,909	USD	1,262,994	ICBC Standard Bank plc	12/13/22	143,365	—
EUR	1,406,924	PLN	6,800,000	UBS AG	12/14/22	—	(20,234)
EUR	31,910,357	RON	160,000,000	Goldman Sachs International	12/14/22	—	(435,485)
EUR	2,592,988	RON	13,030,000	Standard Chartered Bank	12/14/22	—	(41,128)
PLN	168,059,960	EUR	35,008,845	Standard Chartered Bank	12/14/22	264,942	—
PLN	168,059,960	EUR	35,008,845	Standard Chartered Bank	12/14/22	264,942	—
PLN	3,250,000	EUR	677,013	Standard Chartered Bank	12/14/22	5,124	—
PLN	3,250,000	EUR	677,013	Standard Chartered Bank	12/14/22	5,124	—
RON	187,327,000	EUR	37,360,447	Goldman Sachs International	12/14/22	509,863	—
USD	8,416,611	MYR	37,900,000	Goldman Sachs International	12/14/22	397,749	—
USD	6,843,684	MYR	30,800,000	Goldman Sachs International	12/14/22	327,036	—
USD	6,290,986	MYR	28,300,000	Goldman Sachs International	12/14/22	303,287	—
USD	1,480,261	ZAR	26,000,000	Standard Chartered Bank	12/14/22	69,423	—
USD	7,689,508	ZAR	142,424,500	Standard Chartered Bank	12/14/22	—	(38,875)
USD	7,670,626	ZAR	142,424,500	Standard Chartered Bank	12/14/22	—	(57,756)
ZAR	58,719,700	USD	3,212,794	Standard Chartered Bank	12/14/22	—	(26,486)
ZAR	56,749,560	USD	3,230,930	Standard Chartered Bank	12/14/22	—	(151,528)
KZT	898,996,991	USD	1,832,817	JPMorgan Chase Bank, N.A.	12/15/22	61,381	—
USD	2,519,891	ZAR	45,000,000	Citibank, N.A.	12/15/22	78,238	—
USD	4,028,159	ZAR	73,200,000	Standard Chartered Bank	12/15/22	56,403	—
USD	33,881,494	ZAR	603,395,524	State Street Bank and Trust Company	12/15/22	1,141,878	—
USD	22,711,675	ZAR	401,031,402	State Street Bank and Trust Company	12/15/22	952,127	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	17,115,663	ZAR	300,773,550	State Street Bank and Trust Company	12/15/22	$ 796,002	$ —
USD	11,410,442	ZAR	200,515,700	State Street Bank and Trust Company	12/15/22	530,668	—
USD	14,571,279	ZAR	259,499,899	State Street Bank and Trust Company	12/15/22	491,083	—
USD	9,767,519	ZAR	172,469,970	State Street Bank and Trust Company	12/15/22	409,477	—
USD	7,360,865	ZAR	129,352,477	State Street Bank and Trust Company	12/15/22	342,333	—
USD	4,907,243	ZAR	86,234,985	State Street Bank and Trust Company	12/15/22	228,222	—
USD	5,235,070	ZAR	93,231,362	State Street Bank and Trust Company	12/15/22	176,433	—
USD	3,509,208	ZAR	61,963,839	State Street Bank and Trust Company	12/15/22	147,114	—
USD	2,644,562	ZAR	46,472,879	State Street Bank and Trust Company	12/15/22	122,991	—
USD	1,763,041	ZAR	30,981,920	State Street Bank and Trust Company	12/15/22	81,994	—
USD	23,218,116	ZAR	419,351,000	UBS AG	12/15/22	464,565	—
ZAR	17,636,914	USD	998,834	State Street Bank and Trust Company	12/15/22	—	(41,873)
ZAR	17,636,914	USD	1,003,637	State Street Bank and Trust Company	12/15/22	—	(46,676)
ZAR	17,636,914	USD	1,003,637	State Street Bank and Trust Company	12/15/22	—	(46,676)
ZAR	53,586,117	USD	3,008,935	State Street Bank and Trust Company	12/15/22	—	(101,407)
ZAR	283,784,583	USD	16,071,617	State Street Bank and Trust Company	12/15/22	—	(673,760)
ZAR	283,784,584	USD	16,148,898	State Street Bank and Trust Company	12/15/22	—	(751,041)
ZAR	283,784,583	USD	16,148,898	State Street Bank and Trust Company	12/15/22	—	(751,041)
ZAR	862,220,778	USD	48,414,890	State Street Bank and Trust Company	12/15/22	—	(1,631,684)
CZK	38,870,000	EUR	1,561,535	Goldman Sachs International	12/16/22	16,002	—
CZK	7,071,566	EUR	286,895	Goldman Sachs International	12/16/22	127	—
CZK	7,071,566	EUR	286,904	Goldman Sachs International	12/16/22	118	—
CZK	7,071,566	EUR	286,906	Goldman Sachs International	12/16/22	116	—
CZK	2,585,304	EUR	104,907	Goldman Sachs International	12/16/22	26	—
CZK	1,373,097,322	EUR	55,125,343	UBS AG	12/16/22	601,441	—
CZK	227,046,936	EUR	9,154,229	UBS AG	12/16/22	60,731	—
EUR	5,271,610	CZK	131,308,627	UBS AG	12/16/22	—	(57,516)
EUR	7,848,209	HUF	3,270,030,050	Goldman Sachs International	12/16/22	—	(11,459)
EUR	862,886	HUF	364,500,000	HSBC Bank USA, N.A.	12/16/22	—	(13,109)
HUF	12,380,028,669	EUR	29,712,587	Goldman Sachs International	12/16/22	43,384	—
EUR	984,526	HUF	416,120,000	UBS AG	12/21/22	—	(13,663)
EUR	3,432,667	PLN	16,660,000	UBS AG	12/21/22	—	(54,228)
MXN	3,214,967	USD	158,440	Goldman Sachs International	12/21/22	2,440	—
MXN	2,244,692,380	USD	109,896,642	Standard Chartered Bank	12/21/22	2,430,017	—
MXN	6,484,637	USD	317,478	Standard Chartered Bank	12/21/22	7,020	—
MXN	141,308,986	USD	6,947,893	UBS AG	12/21/22	123,351	—
MXN	135,855,681	USD	6,693,570	UBS AG	12/21/22	104,785	—
MYR	13,386,240	USD	2,961,230	Goldman Sachs International	12/21/22	—	(129,101)
MYR	264,857,029	USD	58,590,207	Goldman Sachs International	12/21/22	—	(2,554,358)
PLN	7,000,000	EUR	1,452,189	Goldman Sachs International	12/21/22	12,969	—
RON	11,000,000	EUR	2,228,751	BNP Paribas	12/21/22	—	(7,543)
THB	46,000,000	USD	1,215,645	Standard Chartered Bank	12/21/22	—	(1,711)
THB	814,000,000	USD	22,173,795	Standard Chartered Bank	12/21/22	—	(692,436)
THB	1,149,302,124	USD	31,218,311	Standard Chartered Bank	12/21/22	—	(888,371)
THB	1,334,000,000	USD	36,238,675	Standard Chartered Bank	12/21/22	—	(1,034,582)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,001,666	MXN	60,960,000	Barclays Bank PLC	12/21/22	$ —	$ (48,833)
USD	3,920,997	MXN	80,000,000	Goldman Sachs International	12/21/22	—	(82,283)
USD	1,052,181	MXN	21,491,654	Standard Chartered Bank	12/21/22	—	(23,283)
USD	14,044,203	MXN	286,864,271	Standard Chartered Bank	12/21/22	—	(310,773)
USD	28,241,086	MXN	576,847,145	Standard Chartered Bank	12/21/22	—	(624,924)
USD	16,260,532	THB	595,750,000	Standard Chartered Bank	12/21/22	538,764	—
USD	12,360,268	THB	455,000,000	Standard Chartered Bank	12/21/22	352,875	—
USD	8,780,158	THB	323,241,524	Standard Chartered Bank	12/21/22	249,855	—
USD	5,847,624	THB	214,140,000	Standard Chartered Bank	12/21/22	196,496	—
USD	2,953,074	THB	109,500,000	Standard Chartered Bank	12/21/22	63,383	—
USD	4,202,918	THB	159,900,000	Standard Chartered Bank	12/21/22	—	(16,823)
USD	5,208,114	THB	198,200,000	Standard Chartered Bank	12/21/22	—	(22,359)
USD	11,120,780	THB	422,990,000	Standard Chartered Bank	12/21/22	—	(41,873)
CNH	552,778,617	USD	82,586,488	BNP Paribas	12/22/22	—	(7,016,729)
CNH	63,840,000	USD	9,548,267	Standard Chartered Bank	12/22/22	—	(820,771)
CNH	72,270,000	USD	10,807,020	Standard Chartered Bank	12/22/22	—	(927,067)
USD	12,502,164	CNH	83,848,000	Bank of America, N.A.	12/22/22	1,039,396	—
USD	11,951,751	CNH	80,000,000	Bank of America, N.A.	12/22/22	1,015,038	—
USD	10,043,289	CNH	67,400,000	Bank of America, N.A.	12/22/22	829,109	—
USD	25,174,315	CNH	168,500,000	BNP Paribas	12/22/22	2,138,865	—
USD	15,134,470	CNH	101,300,000	BNP Paribas	12/22/22	1,285,858	—
USD	7,383,405	CNH	49,400,000	BNP Paribas	12/22/22	629,985	—
USD	4,439,011	CNH	29,700,000	BNP Paribas	12/22/22	378,756	—
USD	3,645,420	CNH	24,400,000	BNP Paribas	12/22/22	309,723	—
USD	1,061,178	CNH	7,100,000	BNP Paribas	12/22/22	90,544	—
USD	5,767,050	CNH	38,600,000	JPMorgan Chase Bank, N.A.	12/22/22	490,086	—
USD	3,466,206	CNH	23,200,000	JPMorgan Chase Bank, N.A.	12/22/22	294,559	—
USD	836,670	CNH	5,600,000	JPMorgan Chase Bank, N.A.	12/22/22	71,101	—
USD	14,897,157	CNH	100,000,000	Standard Chartered Bank	12/22/22	1,226,267	—
USD	11,576,010	CNH	77,500,000	Standard Chartered Bank	12/22/22	981,070	—
USD	6,871,774	CNH	46,000,000	Standard Chartered Bank	12/22/22	583,165	—
USD	6,036,903	CNH	40,395,516	Standard Chartered Bank	12/22/22	514,477	—
USD	4,138,003	CNH	27,700,000	Standard Chartered Bank	12/22/22	351,166	—
USD	3,633,339	CNH	24,312,235	Standard Chartered Bank	12/22/22	309,640	—
USD	985,950	CNH	6,600,000	Standard Chartered Bank	12/22/22	83,671	—
USD	867,719	CNH	5,806,280	Standard Chartered Bank	12/22/22	73,949	—
USD	1,523,357	ILS	5,354,449	Goldman Sachs International	1/4/23	—	(470)
USD	646,542	ZMW	10,779,473	Societe Generale	1/19/23	—	(7,864)
USD	2,058,311	ZMW	35,608,787	Goldman Sachs International	1/26/23	—	(99,365)
USD	617,493	ZMW	10,645,586	Societe Generale	1/26/23	—	(27,565)
USD	576,926	ZMW	9,908,699	Societe Generale	1/30/23	—	(22,835)
USD	463,820	ZMW	8,842,724	Societe Generale	2/17/23	—	(68,634)
USD	304,659	ZMW	5,986,547	Standard Chartered Bank	5/17/23	—	(46,283)
UZS	17,164,000,000	USD	1,400,000	ICBC Standard Bank plc	8/1/23	—	(16,502)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	8,143,221,557	USD	648,862	JPMorgan Chase Bank, N.A.	10/24/23	$ —	$ (8,386)
						$31,517,957	$(20,873,680)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
11/21/22	COP	27,573,800	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	$ 5,583,154	$ (95,438)
11/22/22	COP	14,598,340	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	2,955,878	(120,955)
11/22/22	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	11,521,134	(509,914)
11/22/22	COP	24,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	4,859,529	(120,774)
11/22/22	COP	67,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	13,566,186	(812,533)
11/22/22	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	14,882,308	(77,968)
11/23/22	COP	28,233,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	5,716,750	79,623
12/7/22	COP	48,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	9,719,058	(51,492)
12/8/22	COP	28,680,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	5,807,137	265,851
12/8/22	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	3,644,647	(151,067)
12/8/22	COP	36,489,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	7,388,428	235,055
12/8/22	COP	4,122,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	834,624	(19,260)
12/14/22	COP	6,183,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,251,936	(4,294)
12/16/22	COP	7,756,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,570,438	24,926
12/19/22	COP	6,183,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,251,936	(9,135)
12/20/22	COP	25,537,800	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	5,170,904	(1,329)
12/21/22	COP	5,496,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,112,832	37,003
12/22/22	COP	43,166,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,740,289	210,798
1/10/23	COP	4,072,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	824,500	—
						$ (1,120,903)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(23)	Short	12/8/22	$(2,720,069)	$ 70,462
Euro-Bund	(15)	Short	12/8/22	(2,052,199)	90,870
U.S. 5-Year Treasury Note	(13)	Short	12/30/22	(1,385,719)	60,836
					$222,168
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	63,539	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.12% (pays upon termination)	1/2/23	$ (942,842)	$ —	$ (942,842)
BRL	109,032	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	(1,225,951)	—	(1,225,951)
BRL	175,133	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.71% (pays upon termination)	1/2/23	2,357,167	—	2,357,167
BRL	62,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.84% (pays upon termination)	1/2/23	(647,746)	—	(647,746)
BRL	40,336	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.84% (pays upon termination)	1/2/23	(154,440)	—	(154,440)
BRL	30,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.96% (pays upon termination)	1/2/23	(83,880)	—	(83,880)
BRL	76,081	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.55% (pays upon termination)	1/2/23	130,916	—	130,916
BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.13% (pays upon termination)	1/2/23	540,952	—	540,952
BRL	31,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.41% (pays upon termination)	1/2/25	(1,011,387)	—	(1,011,387)
BRL	69,990	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.76% (pays upon termination)	1/2/25	(2,233,474)	—	(2,233,474)
BRL	67,422	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.09% (pays upon termination)	1/2/25	(2,011,976)	—	(2,011,976)
BRL	70,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.27% (pays upon termination)	1/2/25	(1,563,074)	—	(1,563,074)
BRL	72,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.36% (pays upon termination)	1/2/25	2,061,079	—	2,061,079

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	11,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.57% (pays upon termination)	1/2/25	$ 77,400	$ —	$ 77,400
BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	1,463,168	—	1,463,168
BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	197,283	—	197,283
BRL	57,316	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.48% (pays upon termination)	1/2/25	(46,237)	—	(46,237)
BRL	57,254	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.49% (pays upon termination)	1/2/25	(43,921)	—	(43,921)
BRL	37,730	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.51% (pays upon termination)	1/2/25	(25,958)	—	(25,958)
BRL	77,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.74% (pays upon termination)	1/2/25	(2,167)	—	(2,167)
BRL	48,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.19% (pays upon termination)	1/2/25	294,217	—	294,217
BRL	11,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.53% (pays upon termination)	1/4/27	14,244	—	14,244
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.17% (pays upon termination)	1/2/29	413,555	—	413,555
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.07% (pays upon termination)	1/2/31	424,098	—	424,098
CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	(477,237)	—	(477,237)
CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	(100,944)	—	(100,944)
CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays annually)	1.38% (pays annually)	6/17/25	(521,370)	—	(521,370)
CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	(684,308)	—	(684,308)
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(1,085,484)	—	(1,085,484)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(500,138)	—	(500,138)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(462,519)	—	(462,519)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	$ (102,350)	$ —	$ (102,350)
CLP	2,217,300	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.61% (pays semi-annually)	12/21/27	2,331	—	2,331
CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	(112,397)	—	(112,397)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(586,464)	—	(586,464)
CLP	1,759,504	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.18% (pays semi-annually)	7/2/31	(293,833)	—	(293,833)
CLP	4,871,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.22% (pays semi-annually)	7/12/31	(795,492)	—	(795,492)
CLP	466,400	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	(6,822)	—	(6,822)
CLP	1,432,670	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	(5,601)	—	(5,601)
CLP	274,770	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	224	—	224
CLP	1,398,810	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.38% (pays semi-annually)	4/22/32	(118)	—	(118)
CNY	33,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/21/27	24,129	—	24,129
CNY	56,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/21/27	41,166	—	41,166
CNY	24,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.50% (pays quarterly)	9/21/27	22,396	—	22,396
CNY	28,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.50% (pays quarterly)	9/21/27	26,761	—	26,761
CNY	18,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.51% (pays quarterly)	9/21/27	19,244	—	19,244
CNY	28,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	31,037	—	31,037
CNY	28,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	30,163	—	30,163
CNY	9,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	10,324	—	10,324

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	28,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	$ 30,862	$ —	$ 30,862
COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	247,822	—	247,822
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	479,599	—	479,599
COP	11,354,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	448,117	—	448,117
COP	15,464,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	605,821	—	605,821
COP	12,992,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	505,024	—	505,024
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	466,231	—	466,231
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	460,884	—	460,884
COP	6,488,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	245,614	—	245,614
COP	20,568,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	757,450	—	757,450
COP	12,079,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	443,763	—	443,763
COP	5,979,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	213,530	—	213,530
COP	25,137,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	890,752	—	890,752
COP	20,568,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(626,281)	—	(626,281)
COP	5,427,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	77,535	—	77,535
COP	10,304,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	138,478	—	138,478
COP	5,427,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	69,928	—	69,928
COP	5,496,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	59,154	—	59,154

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	3,792,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	$ 36,990	$ —	$ 36,990
COP	9,065,738	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	58,948	—	58,948
COP	3,383,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	18,784	(59)	18,725
COP	6,495,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	32,228	—	32,228
COP	25,708,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,025,153	—	1,025,153
COP	41,744,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,664,127	—	1,664,127
COP	17,723,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	687,016	—	687,016
COP	41,012,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/27	(266,614)	—	(266,614)
COP	10,005,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	12.10% (pays quarterly)	12/21/27	(77,500)	—	(77,500)
COP	7,441,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	378,261	—	378,261
COP	5,315,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	269,751	—	269,751
COP	14,203,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/32	(165,061)	—	(165,061)
CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	(951,099)	—	(951,099)
CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	1,224,121	—	1,224,121
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(1,766,187)	—	(1,766,187)
CZK	147,500	Pays	6-month CZK PRIBOR (pays semi-annually)	1.73% (pays annually)	5/6/26	(961,481)	—	(961,481)
CZK	143,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.15% (pays annually)	9/21/27	(222,494)	—	(222,494)
CZK	422,198	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/31/29	(4,101,742)	—	(4,101,742)
CZK	243,250	Pays	6-month CZK PRIBOR (pays semi-annually)	2.47% (pays annually)	10/5/31	(2,208,481)	—	(2,208,481)
CZK	116,720	Pays	6-month CZK PRIBOR (pays semi-annually)	2.51% (pays annually)	10/6/31	(1,044,857)	—	(1,044,857)
CZK	391,000	Receives	6-month CZK PRIBOR (pays semi-annually)	2.75% (pays annually)	10/20/31	3,217,959	—	3,217,959

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	388,980	Pays	6-month CZK PRIBOR (pays semi-annually)	2.65% (pays annually)	12/15/31	$ (3,326,879)	$ —	$ (3,326,879)
HUF	480,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(270,279)	—	(270,279)
HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(2,221,339)	—	(2,221,339)
HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	4,045,840	—	4,045,840
HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(778,475)	—	(778,475)
HUF	2,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.06% (pays annually)	12/22/25	(1,534,103)	—	(1,534,103)
HUF	881,600	Receives	6-month HUF BUBOR (pays semi-annually)	10.03% (pays annually)	9/21/27	164,816	—	164,816
ILS	13,000	Pays	3-month ILS TELBOR (pays quarterly)	3.64% (pays annually)	12/21/27	540	—	540
INR	289,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.87% (pays semi-annually)	12/21/27	(11,886)	—	(11,886)
KRW	93,003,200	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(1,502,771)	—	(1,502,771)
KRW	63,950,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(1,032,932)	—	(1,032,932)
KRW	40,588,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(652,471)	—	(652,471)
KRW	11,700,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.07% (pays quarterly)	11/24/31	(1,250,183)	—	(1,250,183)
MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	(173,519)	(783)	(174,302)
MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	(324,835)	(2,917)	(327,752)
MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	(283,501)	—	(283,501)
MXN	600,760	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	1,492,817	—	1,492,817
MXN	166,961	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	411,589	—	411,589
MXN	408,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	855,039	—	855,039
MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(228,236)	—	(228,236)
MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	(558,770)	—	(558,770)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	$ 428,483	$ —	$ 428,483
MXN	391,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.65% (pays monthly)	2/6/25	(2,174,007)	—	(2,174,007)
MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	387,544	—	387,544
MXN	205,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.44% (pays monthly)	3/14/25	(982,373)	—	(982,373)
MXN	222,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.71% (pays monthly)	12/12/25	(1,477,912)	—	(1,477,912)
MXN	111,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.07% (pays monthly)	4/28/26	(573,288)	—	(573,288)
MXN	165,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.11% (pays monthly)	6/8/26	(846,928)	—	(846,928)
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(658,455)	—	(658,455)
MXN	160,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.54% (pays monthly)	9/4/26	(763,479)	—	(763,479)
MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	(535,156)	(3,658)	(538,814)
MXN	83,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.77% (pays monthly)	9/18/29	(537,060)	—	(537,060)
MXN	15,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.91% (pays monthly)	5/1/30	(141,172)	—	(141,172)
MXN	124,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.37% (pays monthly)	12/6/30	(1,406,995)	—	(1,406,995)
MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	(120,241)	(243,071)	(363,312)
PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	(61,356)	—	(61,356)
PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	(256,528)	—	(256,528)
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	(301,549)	—	(301,549)
PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	(244,918)	—	(244,918)
PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	(196,030)	—	(196,030)
PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	(237,432)	—	(237,432)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.99% (pays annually)	5/30/24	$ (413,458)	$ —	$ (413,458)
PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	(896,089)	—	(896,089)
PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.76% (pays annually)	8/6/24	(668,969)	—	(668,969)
PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	(296,227)	—	(296,227)
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	(245,343)	—	(245,343)
PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	(1,304,817)	—	(1,304,817)
PLN	37,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.44% (pays annually)	3/17/25	1,059,495	—	1,059,495
PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(439,562)	—	(439,562)
PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(432,804)	—	(432,804)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(1,863,397)	—	(1,863,397)
PLN	48,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.69% (pays annually)	9/20/26	2,001,000	—	2,001,000
PLN	102,370	Receives	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/8/26	3,897,877	—	3,897,877
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	(324,361)	—	(324,361)
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(2,387,989)	—	(2,387,989)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(3,026,970)	—	(3,026,970)
PLN	23,000	Receives	6-month PLN WIBOR (pays semi-annually)	0.93% (pays annually)	5/8/30	1,895,440	—	1,895,440
PLN	18,500	Receives	6-month PLN WIBOR (pays semi-annually)	2.02% (pays annually)	5/26/31	1,369,396	—	1,369,396
PLN	26,700	Pays	6-month PLN WIBOR (pays semi-annually)	1.74% (pays annually)	7/2/31	(2,076,830)	—	(2,076,830)
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	(651,605)	—	(651,605)
THB	175,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	(75,471)	—	(75,471)
THB	233,000	Receives	6-month THB Fixing Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	178,016	—	178,016
THB	291,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(397,526)	—	(397,526)
THB	120,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(160,570)	—	(160,570)
THB	155,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.45% (pays quarterly)	6/15/27	(36,828)	—	(36,828)
THB	93,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.96% (pays quarterly)	8/19/27	(80,217)	—	(80,217)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	219,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.02% (pays quarterly)	9/21/27	$ (189,776)	$ —	$ (189,776)
THB	93,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.04% (pays quarterly)	9/21/27	(79,033)	—	(79,033)
THB	81,729	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.87% (pays quarterly)	12/21/27	1,504	—	1,504
THB	85,271	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.87% (pays quarterly)	12/21/27	1,996	—	1,996
THB	204,600	Pays	6-month THB Fixing Rate (pays semi-annually)	1.72% (pays semi-annually)	10/29/31	(646,281)	—	(646,281)
THB	200,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	(618,733)	—	(618,733)
ZAR	55,027	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	(70,460)	—	(70,460)
ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	204,768	—	204,768
ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	66,203	—	66,203
ZAR	43,340	Pays	3-month ZAR JIBAR (pays quarterly)	5.40% (pays quarterly)	6/11/25	(139,388)	—	(139,388)
ZAR	50,000	Pays	3-month ZAR JIBAR (pays quarterly)	4.97% (pays quarterly)	8/24/25	(208,136)	64	(208,072)
ZAR	54,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.56% (pays quarterly)	2/19/26	(219,094)	132	(218,962)
ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	92,705	—	92,705
ZAR	79,000	Pays	3-month ZAR JIBAR (pays quarterly)	5.96% (pays quarterly)	5/20/26	(284,434)	262	(284,172)
ZAR	132,000	Receives	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	10/18/26	389,741	(589)	389,152
ZAR	15,850	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(54,732)	—	(54,732)
ZAR	185,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.07% (pays quarterly)	9/21/27	(142,207)	—	(142,207)
ZAR	108,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.38% (pays quarterly)	5/4/32	(381,703)	726	(380,977)
Total						$(30,717,430)	$ (249,893)	$ (30,967,323)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$ 2,124,718
Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	69,643
Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	34,907
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(177,947)
Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	51,129
Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	26,711
Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	6,361
Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	217,304
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	313,782
Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	88,204
JPMorgan Chase Bank, N.A.	MYR	88,787	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(908,154)
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	678,953
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	312,517
Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	141,827
Total							$ 2,979,955

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.31.V2)	$86	1.00% (pays quarterly)(1)	6/20/24	$ 759	$ (4,316)	$ (3,557)
Total				$759	$(4,316)	$(3,557)
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 17,142,858 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount *	10/14/25/ 10/14/28	$ (980)
Citibank, N.A.	1-day Indice Camara Promedio Rate on CLP 731,637,500 (pays semi-annually)**	(0.07)% on CLP equivalent of CLF 25,000 (pays semi-annually)**	Not Applicable/ 2/25/31	42,985
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 381,027,240 (pays semi-annually)**	2.10% on CLP equivalent of CLF 12,000 (pays semi-annually)**	Not Applicable/ 4/8/32	(23,637)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,174,947,580 (pays semi-annually)**	2.25% on CLP equivalent of CLF 37,000 (pays semi-annually)**	Not Applicable/ 4/11/32	(89,930)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 214,234,175 (pays semi-annually)**	1.85% on CLP equivalent of CLF 6,700 (pays semi-annually)**	Not Applicable/ 4/20/32	(6,902)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,088,523,600 (pays semi-annually)**	1.84% on CLP equivalent of CLF 34,000 (pays semi-annually)**	Not Applicable/ 4/22/32	(33,686)
				$(112,150)
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
**	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Portfolio of Investments — continued

Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PRIBOR	– Prague Interbank Offered Rate
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CRC	– Costa Rican Colon
CZK	– Czech Koruna
DOP	– Dominican Peso
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
MXN	– Mexican Peso

MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PLN	– Polish Zloty
RON	– Romania New Leu
RSD	– Serbian Dinar
RUB	– Russian Ruble
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– New Turkish Lira
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Statement of Assets and Liabilities

October 31, 2022
Assets
Unaffiliated investments, at value (identified cost $1,019,767,384)	$ 763,629,481
Affiliated investment, at value (identified cost $34,198,985)	34,198,985
Cash	1,507,847
Deposits for derivatives collateral:
Centrally cleared derivatives	35,051,228
OTC derivatives	450,000
Foreign currency, at value (identified cost $22,657,562)	22,078,086
Interest receivable	20,008,013
Dividends receivable from affiliated investment	124,691
Receivable for investments sold	70,818,400
Receivable for variation margin on open futures contracts	17,234
Receivable for variation margin on open centrally cleared derivatives	327,445
Receivable for open forward foreign currency exchange contracts	31,517,957
Receivable for open swap contracts	4,109,041
Receivable for open non-deliverable bond forward contracts	853,256
Total assets	$984,691,664
Liabilities
Cash collateral due to brokers	$ 450,000
Payable for open forward foreign currency exchange contracts	20,873,680
Payable for open swap contracts	1,241,236
Payable for closed swap contracts	32,266
Payable for open non-deliverable bond forward contracts	1,974,159
Payable to affiliates:
Investment adviser fee	529,112
Trustees' fees	6,786
Accrued foreign capital gains taxes	246,000
Accrued expenses	607,894
Total liabilities	$ 25,961,133
Net Assets applicable to investors' interest in Portfolio	$958,730,531

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Statement of Operations

Year Ended
October 31, 2022
Investment Income
Dividend income from affiliated investments	$ 751,897
Interest income (net of foreign taxes withheld of $2,013,621)	87,634,586
Total investment income	$ 88,386,483
Expenses
Investment adviser fee	$ 7,941,172
Trustees’ fees and expenses	74,175
Custodian fee	1,178,480
Legal and accounting services	148,069
Miscellaneous	86,597
Total expenses	$ 9,428,493
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 62,028
Total expense reductions	$ 62,028
Net expenses	$ 9,366,465
Net investment income	$ 79,020,018
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $299,630)	$ (75,285,871)
Investment transactions - affiliated investment	4,584
Futures contracts	5,282,556
Swap contracts	(55,459,009)
Foreign currency transactions	(6,345,402)
Forward foreign currency exchange contracts	(21,520,267)
Non-deliverable bond forward contracts	(21,079,989)
Net realized loss	$(174,403,398)
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $1,334,335)	$ (196,713,633)
Futures contracts	(320,378)
Swap contracts	4,988,242
Foreign currency	(989,719)
Forward foreign currency exchange contracts	8,920,609
Non-deliverable bond forward contracts	506,289
Net change in unrealized appreciation (depreciation)	$(183,608,590)
Net realized and unrealized loss	$(358,011,988)
Net decrease in net assets from operations	$(278,991,970)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Statements of Changes in Net Assets

	Year Ended October 31,
	2022	2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 79,020,018	$ 82,706,890
Net realized gain (loss)	(174,403,398)	14,692,597
Net change in unrealized appreciation (depreciation)	(183,608,590)	(102,304,622)
Net decrease in net assets from operations	$ (278,991,970)	$ (4,905,135)
Capital transactions:
Contributions	$ 154,343,479	$ 713,025,206
Withdrawals	(478,241,966)	(400,434,173)
Net increase (decrease) in net assets from capital transactions	$ (323,898,487)	$ 312,591,033
Net increase (decrease) in net assets	$ (602,890,457)	$ 307,685,898
Net Assets
At beginning of year	$1,561,620,988	$ 1,253,935,090
At end of year	$ 958,730,531	$1,561,620,988

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2022
Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.76% (1)	0.75%	0.79%	0.78%	0.87% (2)
Net investment income	6.43%	4.98%	5.79%	7.01%	7.22%
Portfolio Turnover	33%	56%	56%	46%	52%
Total Return	(20.12)%	1.48%	0.08%	23.15%	(9.33)%
Net assets, end of year (000’s omitted)	$958,731	$1,561,621	$1,253,935	$1,238,490	$783,270
(1)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended October 31, 2022).
(2)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.02% of average daily net assets for the year ended October 31, 2018.

Emerging Markets Local Income Portfolio
October 31, 2022
Notes to Financial Statements

1  Significant Accounting Policies
Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2022, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 86.7%, 12.6% and 0.7%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets

Emerging Markets Local Income Portfolio
October 31, 2022
Notes to Financial Statements — continued

in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of October 31, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Interest Rate Swaps— Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of

Emerging Markets Local Income Portfolio
October 31, 2022
Notes to Financial Statements — continued

the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
K  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
L  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
M  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%

Emerging Markets Local Income Portfolio
October 31, 2022
Notes to Financial Statements — continued

For the year ended October 31, 2022, the Portfolio’s investment adviser fee amounted to $7,941,172 or 0.65% of the Portfolio’s average daily net assets.
Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2022, the investment adviser fee paid was reduced by $62,028 relating to the Portfolio's investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
During the year ended October 31, 2022, EVM reimbursed the Portfolio $7,481 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.
Trustees and officers of the Portfolio who are members of EVM’s or BMR's organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $301,817,772 and $654,208,899, respectively, for the year ended October 31, 2022.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 896,765,769
Gross unrealized appreciation	$ 13,365,158
Gross unrealized depreciation	(141,436,386)
Net unrealized depreciation	$ (128,071,228)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2022 is included in the Portfolio of Investments. At October 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Potfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Emerging Markets Local Income Portfolio
October 31, 2022
Notes to Financial Statements — continued

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $24,089,075. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $8,829,579 at October 31, 2022.
The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2022.

Emerging Markets Local Income Portfolio
October 31, 2022
Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2022 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Not applicable	$ 759*	$ 14,302,886*	$ 42,102,733*	$ 56,406,378
Receivable for open forward foreign currency exchange contracts	—	31,517,957	—	31,517,957
Receivable for open swap contracts	—	—	4,109,041	4,109,041
Receivable for open non-deliverable bond forward contracts	—	—	853,256	853,256
Total Asset Derivatives	$ 759	$ 45,820,843	$ 47,065,030	$ 92,886,632
Derivatives not subject to master netting or similar agreements	$ 759	$ 14,302,886	$ 42,102,733	$ 56,406,378
Total Asset Derivatives subject to master netting or similar agreements	$ —	$ 31,517,957	$ 4,962,297	$ 36,480,254
Not applicable	$ —	$ (13,086,568)*	$ (72,597,995)*	$ (85,684,563)
Payable for open forward foreign currency exchange contracts	—	(20,873,680)	—	(20,873,680)
Payable for open swap contracts; Upfront receipts on non-centrally cleared swap contracts	—	—	(1,241,236)	(1,241,236)
Payable for open non-deliverable bond forward contracts	—	—	(1,974,159)	(1,974,159)
Total Liability Derivatives	$ —	$(33,960,248)	$(75,813,390)	$(109,773,638)
Derivatives not subject to master netting or similar agreements	$ —	$(13,086,568)	$(72,597,995)	$ (85,684,563)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(20,873,680)	$ (3,215,395)	$ (24,089,075)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2022.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 5,613,717	$ (1,789,074)	$ (3,638,683)	$ —	$ 185,960
BNP Paribas	4,833,731	(4,833,731)	—	—	—
Citibank, N.A.	2,723,570	(42,616)	—	—	2,680,954
Credit Suisse International	217,304	—	—	—	217,304
Deutsche Bank AG	401,986	—	(353,142)	—	48,844
Goldman Sachs International	2,160,862	(2,160,862)	—	—	—
ICBC Standard Bank plc	143,365	(105,991)	—	—	37,374
JPMorgan Chase Bank, N.A.	1,242,163	(924,946)	(268,203)	—	49,014
Nomura International PLC	991,470	—	(519,490)	(450,000)	21,980
Standard Chartered Bank	11,209,883	(5,991,722)	—	—	5,218,161
State Street Bank and Trust Company	5,420,322	(4,044,158)	(718,382)	—	657,782

Emerging Markets Local Income Portfolio
October 31, 2022
Notes to Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
UBS AG	$ 1,521,881	$ (146,768)	$ (1,065,353)	$ —	$ 309,760
	$36,480,254	$(20,039,868)	$(6,563,253)	$(450,000)	$9,427,133

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$ (1,789,074)	$ 1,789,074	$ —	$ —	$ —
Barclays Bank PLC	(48,833)	—	—	—	(48,833)
BNP Paribas	(7,203,199)	4,833,731	2,183,712	—	(185,756)
Citibank, N.A.	(42,616)	42,616	—	—	—
Goldman Sachs International	(3,651,761)	2,160,862	1,490,899	—	—
HSBC Bank USA, N.A.	(13,109)	—	—	—	(13,109)
ICBC Standard Bank plc	(105,991)	105,991	—	—	—
JPMorgan Chase Bank, N.A.	(924,946)	924,946	—	—	—
Societe Generale	(126,898)	—	—	—	(126,898)
Standard Chartered Bank	(5,991,722)	5,991,722	—	—	—
State Street Bank and Trust Company	(4,044,158)	4,044,158	—	—	—
UBS AG	(146,768)	146,768	—	—	—
	$(24,089,075)	$20,039,868	$3,674,611	$ —	$(374,596)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Emerging Markets Local Income Portfolio
October 31, 2022
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2022 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ —	$ (923,502)	$ (923,502)
Futures contracts	—	—	5,282,556	5,282,556
Swap contracts	69,265	—	(55,528,274)	(55,459,009)
Forward foreign currency exchange contracts	—	(21,520,267)	—	(21,520,267)
Non-deliverable bond forward contracts	—	—	(21,079,989)	(21,079,989)
Total	$69,265	$(21,520,267)	$(72,249,209)	$(93,700,211)
Change in unrealized appreciation (depreciation):
Investments	$ —	$ —	$ 912,553	$ 912,553
Futures contracts	—	—	(320,378)	(320,378)
Swap contracts	19,069	—	4,969,173	4,988,242
Forward foreign currency exchange contracts	—	8,920,609	—	8,920,609
Non-deliverable bond forward contracts	—	—	506,289	506,289
Total	$19,069	$ 8,920,609	$ 6,067,637	$ 15,007,315
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2022, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions	Swap Contracts
$35,150,000	$3,077,607,000	$137,538,000	$9,192,000	$1,688,215,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2022.

Emerging Markets Local Income Portfolio
October 31, 2022
Notes to Financial Statements — continued

7  Investments in Affiliated Funds
At October 31, 2022, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $34,198,985, which represents 3.6% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$7,541,545	$533,888,639	$(541,434,768)	$ 4,584	$ —	$ —	$ 47,112	—
Liquidity Fund	—	530,770,839	(496,571,854)	—	—	34,198,985	704,785	34,198,985
Total				$4,584	$ —	$34,198,985	$751,897
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2022, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 26,215,235	$ —	$ 26,215,235
Loan Participation Notes	—	—	29,380,678	29,380,678
Sovereign Government Bonds	—	549,009,825	39,170,230	588,180,055
Short-Term Investments:
Affiliated Fund	34,198,985	—	—	34,198,985
Sovereign Government Securities	—	79,349,464	2,887,584	82,237,048
U.S. Treasury Obligations	—	37,616,465	—	37,616,465
Total Investments	$34,198,985	$ 692,190,989	$71,438,492	$ 797,828,466
Forward Foreign Currency Exchange Contracts	$ —	$ 45,820,843	$ —	$ 45,820,843
Non-Deliverable Bond Forward Contracts	—	853,256	—	853,256
Futures Contracts	222,168	—	—	222,168
Swap Contracts	—	45,990,365	—	45,990,365
Total	$34,421,153	$ 784,855,453	$71,438,492	$ 890,715,098
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (33,960,248)	$ —	$ (33,960,248)
Non-Deliverable Bond Forward Contracts	—	(1,974,159)	—	(1,974,159)

Emerging Markets Local Income Portfolio
October 31, 2022
Notes to Financial Statements — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$ (73,839,231)	$ —	$ (73,839,231)
Total	$ —	$ (109,773,638)	$ —	$ (109,773,638)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Loan Participation Notes	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2021	$39,020,280	$ —	$ —	$ 39,020,280
Realized gains (losses)	(756,428)	(653,303)	—	(1,409,731)
Change in net unrealized appreciation (depreciation)	(1,439,386)	(102,233,847)	(925,450)	(104,598,683)
Cost of purchases	—	12,624,653	3,708,424	16,333,077
Proceeds from sales, including return of capital	(7,443,788)	(2,785,765)	—	(10,229,553)
Accrued discount (premium)	—	1,046,208	104,610	1,150,818
Transfers to Level 3	—	131,172,284	—	131,172,284
Transfers from Level 3	—	—	—	—
Balance as of October 31, 2022	$29,380,678	$ 39,170,230	$2,887,584	$ 71,438,492
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2022	$ (1,888,764)	$(102,159,577)	$ (925,450)	$(104,973,791)
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2022:
Type of Investment	Fair Value as of October 31, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$29,380,678	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.59%	Decrease
Sovereign Government Bonds	39,170,230	Third Party Indication of Value	Foreign Currency Exchange Rate	40.20 UAH/USD	Decrease
Sovereign Government Securities	2,887,584	Third Party Indication of Value	Foreign Currency Exchange Rate	40.20 UAH/USD	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging Markets Local Income Portfolio
October 31, 2022
Notes to Financial Statements — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.
LIBOR Transition Risk
Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.

Emerging Markets Local Income Portfolio
October 31, 2022
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Emerging Markets Local Income Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Emerging Markets Local Income Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 29, 2022
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2022
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2022
Board of Trustees' Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Emerging Markets Local Income Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2022
Board of Trustees' Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board considered each Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2022
Board of Trustees' Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2022
Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Emerging Markets Local Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and the Portfolio's affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's and the Portfolio's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 135 funds (with the exception of Mr. Bowser who oversees 110 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust and the Portfolio.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987- 1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Emerging Markets Local Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3040    10.31.22

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR/A during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR/A during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/21	10/31/22
Audit Fees	$89,400	$94,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,019	$3,000
All Other Fees(3)	$0	$0

Total	$106,419	$97,900

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/21	10/31/22
Registrant	$17,019	$3,000
Eaton Vance(1)	$51,800	$52,836

(1)	Certain subsidiaries of Morgan Stanley provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR/A.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) The registrant maintains disclosure controls and procedures to provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure. Within 90 days prior to the filing date of the annual report on Form N-CSR/A, management carried out an evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were not effective due to a material weakness. A material weakness exists in the design and operating effectiveness of controls over the amounts used to determine the mark-to-market adjustment on unrealized gains and losses arising from foreign currencies at year-end for tax purposes. The controls were not effective to ensure the correct amounts were utilized, affecting the registrant’s determination of its tax-related financial statement disclosures. This material weakness resulted in an audit adjustment to decrease the cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the registrant at October 31, 2022, as determined on a federal income tax basis. The aforementioned adjusted amounts are presented in the notes to the registrant’s financial statements included herein. This material weakness did not result in a misstatement of previously issued financial statements.

To remediate the material weakness described above, management of the registrant is enhancing its oversight and review controls over activities performed by an outsourced tax preparer.

(b) Other than the enhancements to controls noted above that are being implemented subsequent to October 31, 2022, there have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report and subsequent to the date of their evaluation in connection with the preparation of this Form N-CSR/A that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	January 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 17, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	January 17, 2023